UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08004

 NAME OF REGISTRANT:                     Aston Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 120 North LaSalle Street,
                                         25th Floor
                                         Chicago, IL 60602

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kenneth Anderson, President
                                         120 North LaSalle Street,
                                         25th Floor
                                         Chicago, IL 60602

 REGISTRANT'S TELEPHONE NUMBER:          312-268-1400

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


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This amendment filing consists of supplemental information to the previously filed form NPX for the above-mentioned Registrant.


ASTON/River Road Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
 ELECTRO RENT CORPORATION                                                                    Agenda Number:  933328228
--------------------------------------------------------------------------------------------------------------------------
        Security:  285218103
    Meeting Type:  Annual
    Meeting Date:  14-Oct-2010
          Ticker:  ELRC
            ISIN:  US2852181039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G.D. BARRONE                                              Mgmt          For                            For
       N.Y. BEKAVAC                                              Mgmt          For                            For
       K.J. CURTIN                                               Mgmt          For                            For
       S.K. DELBENE                                              Mgmt          For                            For
       D. GREENBERG                                              Mgmt          For                            For
       J.J. KEARNS                                               Mgmt          For                            For
       J.S. PIGNATELLI                                           Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF DELOITTE              Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM OF THE CORPORATION.





* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Aston Funds
By (Signature)       /s/ Kenneth Anderson
Name                 Kenneth Anderson
Title                President
Date                 08/29/2011